Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share (the "Common Stock")
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	1.08
Maximum Aggregate Offering Price	$ 2,160,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 298.3
Offering Note
(2)
Represents 2,000,000 shares of Common Stock reserved for issuance pursuant to the Plan.
(3)
Estimated solely for the purpose of computing the registration fee pursuant Rules 457(c) and (h) under the Securities Act based upon the average of the high and low prices reported for the Common Stock on the NYSE American on October 20, 2025.